Earnings (Loss) Per Share (Details) - Schedule of Weighted Average Shares Outstanding and the Basic and Diluted Loss Per Common Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Shares Outstanding and the Basic and Diluted Loss Per Common Share [Abstract]
Diluted loss per share	$ (836.28)	$ (489.75)